Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Note 13 - Commitments and Contingencies

We have several operating leases, primarily for offices and factories rent. Our principal executive offices are located in Qingdao, China. The aggregate future minimum payment under these non-cancelable operating leases are summarizes in the table below.

Twelve months ending December 31,	Minimum lease payment
2020	$199,850
2021	23,937
2022	-
2023	-
2024	-
Thereafter	-
Total minimum lease payments	$223,787

For the year ended December 31, 2019 and 2018, the Company has rent expense for the amount of $157,597 and $136,748, respectively.

As of December 31, 2019 and 2018, Company has no material purchase commitments, significant leases, unused letters of credit or pending legal proceedings.